Cover	Dec. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2019
Entity File Number	1-11778
Entity Registrant Name	Chubb Limited
Entity Central Index Key	0000896159
Entity Tax Identification Number	98-0091805
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Baerengasse 32
Entity Address, City or Town	Zurich
Entity Address, Country	CH
Entity Address, Postal Zip Code	8001
City Area Code	41(0)43
Local Phone Number	456 76 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value CHF 24.15 per share
Trading Symbol	CB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false